UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                                 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2006

             Check here if Amendment [ ]; Amendment Number: ______

                       This Amendment (Check only one.):

                              [ ] is a restatement.

                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Burgundy Asset Management Ltd.

Address:              181 Bay Street, Suite 4510
                      Bay Wellington Tower, BCE Place
                      Toronto, Ontario
                      M5J 2T3


Form 13F File Number: 28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   James Meadows
Title:  Vice President
Phone:  (416) 868-3570


Signature, Place, and Date of Signing:


 /s/ James Meadows            Toronto, Ontario, Canada         May 2, 2006
___________________           ________________________      _________________
    [Signature]                   [City, State]                 [Date]




Report Type (Check only one):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number                 Name
28-
____________________                 ______________________________________

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  96

Form 13F Information Table Value Total:  2,386,809
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

FORM 13F INFORMATION TABLE - MARCH 31, 2006


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

COLUMN 1                                     COLUMN 2       COLUMN 3       COLUMN 4    COLUMN 5    COLUMN 6    COLUMN 7   COLUMN 8

                                             Title of                      Market      Total       Investment  Other      Voting
Name of Issuer                               Class          Cusip          Value       Shares      Decision    Managers   Authority
                                                                           (x$1000)
----------------------------------------------------------------------------------------------------------------------------------

Abercrombie & Fitch Co.                      CL A           002896 20 7     16050       275300  SH    SOLE                275300
ACE Cash Express, Inc.                       COM            004403 10 1     23404       940300  SH    SOLE                940300
Affiliated Computer Services Inc.            CL A           008190 10 0     66127      1108400  SH    SOLE               1108400
Altria Group Inc.                            COM            02209S103       62457       881419  SH    SOLE                881419
Anheuser-Busch Companies, Incorporated       COM            035229 10 3       248         5800  SH    SOLE                  5800
Apria Healthcare Group Inc.                  COM            037933 10 8     14038       610900  SH    SOLE                610900
Ares Capital Corporation                     COM            04010L103       14638       852044  SH    SOLE                852044
AutoNation Inc.                              COM            05329W102        4441       206100  SH    SOLE                206100
Belo Corp.                                   COM SER A      080555 10 5      2616       131600  SH    SOLE                131600
Berkshire Hathaway Inc.                      CL A           084670 10 8     50415          558  SH    SOLE                   558
Berkshire Hathaway Inc.                      CL B           084670 20 7      1096          364  SH    SOLE                   364
Bioscrip Inc.                                COM            09069N108       15328      2125920  SH    SOLE               2125920
Briggs & Stratton Corporation                COM            109043 10 9     31966       903750  SH    SOLE                903750
CBS Corporation                              COM            124857 10 3      4420       183400  SH    SOLE                183400
Cardinal Health Inc.                         COM            14149Y108       70850       950745  SH    SOLE                950745
Career Education Corporation                 COM            141665 10 9      2883        76400  SH    SOLE                 76400
Citigroup Financial Canada Inc.              COM            172967 10 1        76         1600  SH    SOLE                  1600
COMCAST CORP                                 CL A SPL       20030N200           0            2  SH    SOLE                     2
Conagra Foods Incorporated                   COM            205887 10 2        43         2000  SH    SOLE                  2000
Digital Theater Systems Inc.                 COM            23335C101       29114      1480852  SH    SOLE               1480852
Dell Inc.                                    COM            24702R101       90088      3027150  SH    SOLE               3027150
Walt Disney Co Common                        COM            254687 10 6        56         2000  SH    SOLE                  2000
Discovery Holding                            CL A           25468Y107        2984       198907  SH    SOLE                198907
Dollar Financial Corporation                 COM            256664 10 3      1618        91000  SH    SOLE                 91000
Emerson Electric Company                     COM            291011 10 4        84         1000  SH    SOLE                  1000
EXPEDIA INC                                  COM            30212P105        1940        95700  SH    SOLE                 95700
Federated Investors Inc.                     CL B           314211 10 3      4776       122300  SH    SOLE                122300
Fidelity National Title Group, Inc.          COM            31620R105         327        14377  SH    SOLE                 14377
Fidelity National Financial, Inc.            COM            316326 10 7      2915        82050  SH    SOLE                 82050
First Data Corporation                       COM            319963 10 4     55740      1190512  SH    SOLE               1190512
Fossil, Inc.                                 COM            349882 10 0     19526      1050932  SH    SOLE               1050932
Furniture Brands International Inc.          COM            360921 10 0     15137       617600  SH    SOLE                617600
Arthur J. Gallagher & Co.                    COM            363576 10 9     19806       712200  SH    SOLE                712200
Gannett Co., Inc.                            COM            364730 10 1     19101       318781  SH    SOLE                318781
Gladstone Investment Corporation             COM            376546 10 7     21205      1404273  SH    SOLE               1404273
Global Imaging Systems, Inc.                 COM            37934A100       44190      1163500  SH    SOLE               1163500
Golden West Financial Corporation            CL B           381317 10 6     60100       885130  SH    SOLE                885130
Greenfield Online Inc                        COM            395150 10 5     13602      2270800  SH    SOLE               2270800
HCC Insurance Holdings Inc.                  COM            404132 10 2     52045      1495550  SH    SOLE               1495550
Hewlett-Packard Company                      COM            428236 10 3        99         3000  SH    SOLE                  3000
Home Depot Inc.                              COM            437076 10 2     65055      1537954  SH    SOLE               1537954
Hudson City Bancorp Inc.                     COM            443683 10 7     96227      7240520  SH    SOLE               7240520
IVCI CORP                                    CL B           450704 10 1         0        10000  SH    SOLE                 10000
infoUSA Inc.                                 COM            456818 30 1     22478      1731724  SH    SOLE               1731724
Intel Corporation                            COM            458140 10 0        39         2000  SH    SOLE                  2000
Interactive Data Corporation                 COM            45840J107       54607      2323690  SH    SOLE               2323690
Interpublic Group of Companies, Inc.         COM            460690 10 0     33976      3554000  SH    SOLE               3554000
JPMorgan Chase & Co.                         COM            46625H100          83         2000  SH    SOLE                  2000
Jackson Hewitt Tax Service Inc.              COM            468202 10 6     44067      1395400  SH    SOLE               1395400
Johnson & Johnson                            COM            478160 10 4     98982      1671426  SH    SOLE               1671426
KKR Financial Corp.                          REIT           482476 30 6      3865       172300  SH    SOLE                172300
K-Swiss Inc.                                 CL A           482686 10 2     32926      1092444  SH    SOLE               1092444
Kimberly-Clark Corporation                   COM            494368 10 3        35          600  SH    SOLE                   600
Laboratory Corporation of America Holdings   COM            50540R409        4281        73200  SH    SOLE                 73200
Liz Claiborne, Inc.                          COM            539320 10 1      3980        97130  SH    SOLE                 97130
M&T Bank Corporation                         COM            55261F104       39574       346714  SH    SOLE                346714
Macrovision Corporation                      COM            555904 10 1     42320      1910600  SH    SOLE               1910600
Maidenform Brands, Incorporated              COM            560305 10 4     10790       980000  SH    SOLE                980000
Marsh & McLennan Companies Inc.              COM            571748 10 2     58734      2000480  SH    SOLE               2000480
McDonald's Corporation                       COM            580135 10 1     89194      2595870  SH    SOLE               2595870
The McGraw-Hill Companies, Incorporated      COM            580645 10 9       288         5000  SH    SOLE                  5000
Merck & Co., Inc.                            COM            589331 10 7      2399        68100  SH    SOLE                 68100
Merit Medical Systems, Inc.                  COM            589889 10 4     18234      1518233  SH    SOLE               1518233
Metrologic Instruments, Inc.                 COM            591676 10 1     41190      1780800  SH    SOLE               1780800
Motorola Inc Common                          COM            620076 10 9     26149      1141400  SH    SOLE               1141400
NBTY Inc.                                    COM            628782 10 4     32240      1431600  SH    SOLE               1431600
NU Skin Enterprises Inc.                     CL A           67018T105       20124      1148000  SH    SOLE               1148000
Nutraceutical International Corporation      COM            67060Y101       15957      1058890  SH    SOLE               1058890
Pfizer Inc.                                  COM            717081 10 3     25244      1013012  SH    SOLE               1013012
Price T. Rowe Group                          COM            74144T108          35          450  SH    SOLE                   450
Priceline.com Incorporated                   COM            741503 40 3      5075       204300  SH    SOLE                204300
Quest Diagnostics Incorporated               COM            74834L100       44934       875910  SH    SOLE                875910
RC2 Corporation                              COM            749388 10 4     45497      1142860  SH    SOLE               1142860
RLI Corp.                                    COM            749607 10 7     27504       479995  SH    SOLE                479995
Radio One, Inc.                              CL D           75040P405       26905      3606623  SH    SOLE               3606623
Rent-A-Center Inc.                           COM            76009N100        2259        88375  SH    SOLE                 88375
Rewards Network Inc.                         COM            761557 10 7     18692      2348300  SH    SOLE               2348300
SK Telekom CO LTD - ADR                      COM            78440P108         123         5200  SH    SOLE                  5200
Sabre Holding Corporation                    CL A           785905 10 0      3532       150100  SH    SOLE                150100
Safenet Inc.                                 COM            78645R107       28448      1074320  SH    SOLE               1074320
School Specialty Inc.                        COM            807863 10 5     16714       484454  SH    SOLE                484454
E.W. Scripps Company                         CL A           811054 20 4     30555       683408  SH    SOLE                683408
Speedway Motorsports Inc.                    COM            847788 10 6     22605       591600  SH    SOLE                591600
Stratasys, Inc.                              COM            862685 10 4     20996       712200  SH    SOLE                712200
Tempur-Pedic International Inc.              COM            88023U101       37771      2669300  SH    SOLE               2669300
3M Co.                                       COM            88579Y101       58199       768910  SH    SOLE                768910
Time Warner Inc.                             COM            887317 10 5     53707      3198769  SH    SOLE               3198769
UST INC.                                     COM            902911 10 6       166         4000  SH    SOLE                  4000
United Auto Group Inc.                       COM            909440 10 9     28332       658890  SH    SOLE                658890
VF Corp                                      COM            918204 10 8      2538        44600  SH    SOLE                 44600
Viacom Inc.                                  CL A           92553P102        5977       154200  SH    SOLE                154200
Wal-Mart Stores, Inc.                        COM            931142 10 3     92378      1955510  SH    SOLE               1955510
Wendy's International Inc.                   COM            950590 10 9      6305       101600  SH    SOLE                101600
Wesco Financial Corporation                  COM            950817 10 6        40          100  SH    SOLE                   100
Wyeth                                        COM            983024 10 0     50937      1049810  SH    SOLE               1049810
Yankee Candle Company Inc.                   COM            984757 10 4     37998      1388300  SH    SOLE               1388300

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